Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net earnings (loss) attributable to ordinary shares (US$ thousands)	$ (13,708)	$ (26,413)	$ 18,306
Weighted average number of ordinary shares outstanding used in basic earnings (loss) per ordinary share calculation	6,019,661	6,699,813	6,696,671
Add of outstanding dilutive potential ordinary shares	0	0	99,748
Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per ordinary share calculation	6,019,661	6,699,813	6,796,419
Basic earnings (loss) per ordinary shares (US$)	$ (2.277)	$ (3.942)	$ 2.733
Diluted earnings (loss) per ordinary shares (US$)	$ (2.277)	$ (3.942)	$ 2.694
Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	230,696	69,005	251,868